REVENUE - Revenue with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	$ 1,561.0	$ 1,604.0
Other revenue	0.0	8.2
Revenue	$ 1,561.0	$ 1,612.2